ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating costs and expenses	¥ (9,849,446)	$ (1,545,594)	¥ (9,773,796)	¥ (6,326,256)
Foreign exchange losses	35,549	5,578	101,534	(24,875)
Other income, net	64,590	10,136	112,884	140,278
Net income before taxes	7,022,709	1,102,014	4,081,745	2,967,287
Income tax expenses	(1,258,196)	(197,438)	(586,036)	(465,983)
Net income attributable to shareholders of the Company	5,764,513	904,576	3,495,709	2,501,304
Net income attributable to ordinary shareholders of the Company	5,781,725	907,277	3,496,606	2,501,595
360 Finance, Inc | Reportable legal entities
Operating costs and expenses	(51,233)	(8,040)	(16,453)	(12,922)
Interest income (loss)	(5,383)	(845)	(2,349)	712
Foreign exchange losses	(133)	(21)	(376)	(491)
Other income, net			15,148	453
Net loss before taxes and income from equity in subsidiaries and VIEs	(56,749)	(8,906)	(4,030)	(12,248)
Equity in earnings of subsidiaries and VIEs	5,838,474	916,183	3,500,636	2,513,843
Net income before taxes	5,781,725	907,277	3,496,606	2,501,595
Net income attributable to shareholders of the Company	5,781,725	907,277	3,496,606	2,501,595
Net income attributable to ordinary shareholders of the Company	¥ 5,781,725	$ 907,277	¥ 3,496,606	¥ 2,501,595